Related Party Transactions (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2021	Jan. 13, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 09, 2021
Related Party Transactions (Details) [Line Items]
Incurred fees			$ 30,000	$ 30,000	$ 60,000	$ 40,000	$ 100,000
Additional loans			$ 1,500,000		$ 1,500,000
Price per warrant (in Dollars per share)			$ 1.5		$ 1.5
Convertible promissory note			$ 355,227		$ 355,227
Working capital loan amount			1,500,000		1,500,000		1,500,000
Related party payables outstanding			355,227		355,227		50,320
Stock split, description	On March 4, 2021, the Company effected a 1.125 for 1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 Founder Shares issued and outstanding
Outstanding Promissory Note								$ 149,476
Other Expenses							100,000
Vice President [Member]
Related Party Transactions (Details) [Line Items]
Monthly payment for assisting company					$ 10,000		$ 10,000
Administrative Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Incurred fees			$ 60,000	$ 30,000		$ 40,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)			$ 1.5		$ 1.5		$ 1.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Monthly payment for office space, administrative and support services	$ 10,000
Payment to cover offering costs		$ 25,000
Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued to sponsor (in Shares)		5,750,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Number of shares forfeiture by sponsor (in Shares)	843,750
Percentage of issued and outstanding shares	20.00%
Exceptions not to transfer, assign or sell of founder shares, description							The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (i) with respect to 50% of such shares, for a period ending on the earlier of the one-year anniversary of the date of the consummation of a Business Combination and the date on which the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of a Business Combination, or, in either case, earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount		$ 300,000	$ 1,500,000		$ 1,500,000